SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Changes in AOCI, including the Amounts Reclassified to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in AOCI, including the amounts reclassified to income
Balance	$ 77,401	$ 99,188
Less: Gain reclassified from AOCI to income	(6)
Balance	68,351	77,401
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	63,661	62,101
Balance	59,935	63,661
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Unrecognized gain (loss) on foreign currency translation	$ (3,720)	$ 1,560